Related Party Balances and Transactions - Summary of Related Party Balances (Parenthetical) (Detail) - I-Mab Hangzhou [Member] ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Debt instrument, face amount | ¥		¥ 50,000	¥ 2,000
Milestone Payments	$ 3
Ferring Agreement [Member]
Milestone Payments	$ 3